Accounts Receivable - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable [Abstract]
Beginning balance	$ 46,722	$ 33,184
Additional reserve through bad debt expense	524,426	13,538
Ending balance	$ 571,148	$ 46,722